Income Taxes - Schedule of effective tax reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Swiss Federal statutory income tax rate	8.50%	14.70%	14.00%
Net loss before income tax	$ (38,211)	$ (28,857)	$ (15,219)
Swiss Federal statutory tax rate	3,248	4,242	2,131
Change in loss carryforwards in relation to the debt remission		(52)	(514)
Changes in tax loss carryforwards		5,469	2,778
Tax credit, state income taxes, net of federal income tax effect	(1,976)
Permanent Difference in relation to stock-based compensation		(21)	2
Foreign tax effects		(1,521)	509
Change in valuation allowance		(8,656)	(2,682)
Nontaxable or nondeductible items		(2,730)	(2,759)
Other		183	305
Income tax (expense) / income	$ 163	$ (3,086)	$ (230)
Tax Jurisdiction of Domicile [Extensible Enumeration]	Switzerland	Switzerland	Switzerland
Switzerland
Income Taxes
Changes in tax loss carryforwards	$ 1,630
Permanent Difference in relation to stock-based compensation	257
Change in valuation allowance	(1,671)
Other	(337)
France
Income Taxes
State income taxes, net of federal income tax effect	(1,087)
Changes in tax loss carryforwards from acquisition	3,531
Change in loss carryforwards in relation to the debt remission	105
Changes in tax loss carryforwards	4,161
Permanent Difference in relation to stock-based compensation	37
Change in valuation allowance	(7,883)
Amortization of deferred tax liabilities from acquisition	171
Other
Income Taxes
Other	$ (22)